Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 13,085,466	$ 2,814,010
Accounts receivable, net	766,327	465,867
Prepayments	19,243,486	36,831,913
Other receivables	142,159	586,155
Total current assets	33,237,438	40,752,745
NON-CURRENT ASSETS
Property and equipment, net	27,563	137,606
Intangible assets, net	57,968	63,333
Operating lease right-of-use assets		564,808
Other non-current assets		59,037
Total non-current assets	85,531	824,784
TOTAL ASSETS	33,322,969	41,577,529
CURRENT LIABILITIES
Accounts payable	802,919	564,466
Operating lease liabilities - current		284,100
Advance from clients	432,375	489,523
Taxes payable	11,346	14,658
Bonds Payable-short term		2,025,440
Accruals and other payables	1,516,096	1,979,109
Total current liabilities	2,992,875	5,593,050
Operating lease liabilities - non-current		282,454
Total non-current liabilities		282,454
TOTAL LIABILITIES	2,992,875	5,875,504
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	63,770,261	45,283,229
Statutory reserve	282,545	282,545
Accumulated deficits	(33,628,317)	(9,607,600)
Accumulated other comprehensive loss	(241,722)	(274,446)
Total shareholders’ equity	30,330,094	35,702,025
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	33,322,969	41,577,529
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	143,648	17,918
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	3,679	379
Related Parties
CURRENT ASSETS
Accounts receivable, related parties		54,800
CURRENT LIABILITIES
Accounts payable-related parties	7,793	17,673
Due to related parties	$ 222,346	$ 218,081